UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5076

Tax Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 98.0%
California 96.5%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 3.59%*, 5/1/2013 (a)	4,375,000	4,375,000
Series 2005-43, 144A, 3.94%*, 8/1/2013 (a)	4,000,000	4,000,000
California, ABAG Finance Authority for Non Profit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 3.8%*, 12/15/2032	4,850,000	4,850,000

California, Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 6.0%, 1/1/2034	6,000,000	6,000,000
California, Health Facilities Financing Authority Revenue, Kaiser Permanente, Series C, 3.77%*, 6/1/2041	4,500,000	4,500,000
California, Health Facilities Financing Authority Revenue, Scripps Health, Series A, 3.82%*, 10/1/2023, Bank One NA (b)	1,010,000	1,010,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 4.0%*, 2/1/2033	1,085,000	1,085,000
California, Infrastructure & Economic Development Bank Revenue, Series PT-3501, 144A, 3.91%*, 7/1/2037 (a)	2,995,000	2,995,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-7, 3.75%*, 5/1/2022 (a)	1,000,000	1,000,000
Series C-15, 3.77%*, 5/1/2022, Bank of Nova Scotia (b)	650,000	650,000
Series C-5, 3.84%*, 5/1/2022, Dexia Credit Local (b)	800,000	800,000
Series C-4, 3.84%*, 5/1/2022, JPMorgan Chase Bank (b)	1,300,000	1,300,000
Series F-5, 3.86%*, 5/1/2022, Citibank NA (b)	1,300,000	1,300,000
Series F-4, 3.92%*, 5/1/2022, Bank of America NA (b)	600,000	600,000
California, State Economic Recovery:
Series C-15, 3.77%*, 7/1/2023 (a)	420,000	420,000
Series C-4, 3.92%*, 7/1/2023	1,000,000	1,000,000
California, State General Obligation:
Series B-4, 3.75%*, 5/1/2033, BNP Paribas (b)	1,200,000	1,200,000
Series C-4, 3.79%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,700,000	2,700,000
California, State University Revenue, Series 1320, 144A, 3.91%*, 11/1/2026 (a)	1,250,000	1,250,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 3704, 144A, 4.0%*, 7/1/2045	2,445,000	2,445,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Avian Glen Apartments Project, Series CC, AMT, 3.9%*, 8/1/2039, Citibank NA (b)	1,000,000	1,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Village at Shaw Apartments, Series E, AMT, 3.9%*, 11/15/2035	3,100,000	3,100,000
California, Statewide Financing Authority Revenue, Tobacco Settlement, Series PA-1287, 144A, 3.96%*, 5/1/2037	3,150,000	3,150,000
East Bay, CA, Municipal Utility District Revenue, 3.45%, 2/8/2007	3,100,000	3,100,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 3.9%*, 10/1/2023, Bank of America NA (b)	250,000	250,000
Long Beach, CA, 3.57%, 2/5/2007	1,020,000	1,020,000
Los Angeles County, CA, Capital Asset Lease Revenue, 3.52%, 2/5/2007	1,250,000	1,250,000
Los Angeles, CA, Water and Power Revenue:
Series B-7, 3.82%*, 7/1/2034	1,200,000	1,200,000
Series B-5, 3.82%*, 7/1/2034	1,800,000	1,800,000
Oakland, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/17/2007	3,000,000	3,012,794
Orange County, CA, Municipal Water District, 3.47%, 1/10/2007	2,000,000	2,000,000
Sacramento County, CA, Housing Authority Multi-Family Revenue, Series 3705, 144A, 4.0%*, 11/1/2038	1,995,000	1,995,000
Sacramento County, CA, Housing Authority, Multi-Family Housing Revenue, Phoenix Park II Apartments, Series F, AMT, 3.9%*, 10/1/2036, Citibank NA (b)	800,000	800,000
Sacramento County, CA, Multi-Family Housing Authority Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.9%*, 7/1/2036, Citibank NA (b)	4,686,000	4,686,000
Sacramento County, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/17/2007	3,000,000	3,014,005
Sacramento County, CA, Water Financing Authority Revenue, Series PA-1176, 144A, 3.92%*, 6/1/2011 (a)	1,435,000	1,435,000
San Diego County, CA, Water Authority, 3.5%, 1/11/2007	2,000,000	2,000,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 144A, 3.92%*, 1/1/2008 (a)	2,250,000	2,250,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.93%*, 10/1/2022 (a)	2,400,000	2,400,000
San Jose, CA, Unified School District, Santa Clara County, Series PT-3497, 144A, 3.92%*, 8/1/2022 (a)	1,500,000	1,500,000

Southern California, Metropolitan Water District, Waterworks Revenue, Series C-2, 3.75%*, 7/1/2036	500,000	500,000
Ventura County, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/2/2007	1,500,000	1,505,767
Vista, CA, Unified School District, Series PT-2116, 144A, 3.86%*, 8/1/2008 (a)	1,080,000	1,080,000

		87,528,566
Puerto Rico 1.5%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.92%*, 10/1/2008	400,000	400,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.9%*, 7/1/2020 (a)	450,000	450,000
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Macon Trust, Series R, 144A, 3.92%*, 7/1/2035 (a)	500,000	500,000

		1,350,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 88,878,566)	98.0	88,878,566
Other Assets and Liabilities, Net	2.0	1,836,840

Net Assets	100.0	90,715,406

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
AMBAC Financial Group	6.4
Financial Guaranty Insurance Company	4.2
Financial Security Assurance, Inc.	7.3
MBIA Corporation	8.7

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007